BLACKROCK ALLOCATION TARGET SHARES
BATS: Series E Portfolio
(the “Fund”)

Supplement dated February 10, 2016 to the
Statement of Additional Information dated July 29, 2015

Effective immediately, the following changes are made to the Fund’s Statement of Additional Information:

The section entitled “Management and Administration Arrangements — Information Regarding the Portfolio Managers” is revised as set forth below.

The table in the subsection entitled “Other Funds and Accounts Managed” as it relates solely to the Fund is deleted in its entirety and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Theodore R. Jaeckel, CFA	64	0	0	0	0	0
	$29.23 Billion	$0	$0	$0	$0	$0
Walter O’Connor, CFA	60	0	0	0	0	0
	$22.75 Billion	$0	$0	$0	$0	$0
Michael Perilli*	5	0	0	0	0	0
	$999.0 Million	$0	$0	$0	$0	$0

* Information is provided as of January 15, 2016.

The portion of the table in the subsection entitled “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation” as it relates solely to the Fund is deleted in its entirety and replaced with the following:

Portfolio Manager	Fund(s) Managed	Benchmarks
Theodore R. Jaeckel, CFA Walter O’Connor, CFA Michael Perilli*	BATS: Series E Portfolio	A combination of market-based indices (e.g., Standard & Poor’s Municipal Bond Index), certain customized indices and certain fund industry peer groups.

* Information is provided as of January 15, 2016.

The last sentence in the subsection entitled “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation — Distribution of Discretionary Incentive Compensation — Long-Term Incentive Plan Awards” is deleted in its entirety and replaced with the following:

Messrs. Cucunato, Dickstein, Heilbronn, Jaeckel, Kraeger, Musmanno and O’Connor have unvested long-term incentive awards.

The table in the subsection entitled “Portfolio Manager Beneficial Holdings” is supplemented to add the following:

Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Michael Perilli*	BATS: Series E Portfolio	None

* Information is provided as of January 15, 2016.

Shareholders should retain this Supplement for future reference.

SAI-BATS-0216SUP